UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer           New York, New York            November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:               55

Form 13F Information Table Value Total:               $887,361
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP


                                           FORM 13F INFORMATION TABLE
                                            Zimmer Lucas Capital, LLC
                                               September 30, 2010




COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  --------          -----      --------  -------   --- ----  ----------  --------  ----   ------  ----
AGL RES INC                     COM               001204106  37,405      975,100 SH        SHARED      1,2         975,100
ALLIANT ENERGY CORP             COM               018802108  28,971      797,000 SH        SHARED      1,2         797,000
ANADARKO PETE CORP              COM               032511107     285        5,000 SH        SHARED      2             5,000
ATLAS ENERGY INC                COM               049298102   1,355       47,300 SH        SHARED      2,3          47,300
ATLAS PIPELINE HOLDINGS LP      COM UNITS LP      04939R108     409       46,000 SH        SHARED      3            46,000
ATMOS ENERGY CORP               COM               049560105  27,422      937,500 SH        SHARED      1,2         937,500
CARRIZO OIL & CO INC            COM               144577103  17,716      740,000 SH        SHARED      2,3         740,000
CHESAPEAKE MIDSTREAM PARTNER    UNIT 99/99/9999   16524K108   2,213       87,500 SH        SHARED      3            87,500
CIMAREX ENERGY CO               COM               171798101  34,956      528,200 SH        SHARED      2,3         528,200
CONCHO RES INC                  COM               20605P101  34,905      527,500 SH        SHARED      2,3         527,500
CONSOLIDATED EDISON INC         COM               209115104  18,565      385,000 SH        SHARED      1,2         385,000
CONSTELLATION ENERGY GROUP I    COM               210371100  21,762      675,000 SH        SHARED      1,2         675,000
CONTINENTAL RESOURCES INC       COM               212015101  11,590      250,000 SH        SHARED      2,3         250,000
DEVON ENERGY CORP NEW           COM               25179M103   7,121      110,000 SH        SHARED      2,3         110,000
DOMINION RES INC VA NEW         COM               25746U109  16,373      375,000 SH        SHARED      1,2         375,000
DUKE ENERGY CORP NEW            COM               26441C105   4,870      275,000 SH        SHARED      1,2         275,000
DUNCAN ENERGY PARTNERS LP       COM UNITS         265026104  13,468      431,663 SH        SHARED      3           431,663
EL PASO CORP                    COM               28336L109   8,666      700,000 SH        SHARED      2,3         700,000
EL PASO PIPELINE PARTNERS L     COM UNIT LPI      283702108   3,743      116,700 SH        SHARED      3           116,700
ENERGY TRANSFER EQUITY L P      COM UT LTD PTN    29273V100   2,513       67,700 SH        SHARED      3            67,700
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN    29273R109  16,285      337,310 SH        SHARED      3           337,310
EQT CORP                        COM               26884L109   1,803       50,000 SH        SHARED      2,3          50,000
FOREST OIL CORP                 COM PAR $0.01     346091705  34,155    1,150,000 SH        SHARED      2,3       1,150,000
GASTAR EXPL LTD                 COM NEW           367299203     206       51,200 SH        SHARED      2,3          51,200
GOODRICH PETE CORP              COM NEW           382410405   8,742      600,000 SH        SHARED      2,3         600,000
IDACORP INC                     COM               451107106  31,169      867,730 SH        SHARED      1,2         867,730
INERGY L P                      UNIT LTD PTNR     456615103   5,155      130,000 SH        SHARED      3           130,000
ITC HLDGS CORP                  COM               465685105  23,943      384,629 SH        SHARED      1,2         384,629
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT RP LP    559080106  13,361      259,682 SH        SHARED      3           259,682
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100     447        8,000 SH        SHARED      2             8,000
MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN    570759100   7,777      216,502 SH        SHARED      3           216,502
MV OIL TR                       TR UNITS          553859109   7,594      253,297 SH        SHARED      3           253,297
NEWFIELD EXPL CO                COM               651290108  18,668      325,000 SH        SHARED      2,3         325,000
NISOURCE INC                    COM               65473P105  43,413    2,495,000 SH        SHARED      1,2,3     2,495,000
NV ENERGY INC                   COM               67073Y106  29,351    2,232,000 SH        SHARED      1,2       2,232,000
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106  23,705      209,500 SH        SHARED      2,3         209,500
ONEOK INC NEW                   COM               682680103   9,008      200,000 SH        SHARED      2,3         200,000
PIONEER NAT RES CO              COM               723787107  37,717      580,000 SH        SHARED      2,3         580,000
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN    726503105   3,565       56,675 SH        SHARED      3            56,675
PPL CORP                        COM               69351T106  16,338      600,000 SH        SHARED      1,2         600,000
PROGRESS ENERGY INC             COM               743263105  44,420    1,000,000 SH        SHARED      1,2       1,000,000
QEP RES INC                     COM               74733V100   7,083      235,000 SH        SHARED      2,3         235,000
QLIK TECHNOLOGIES INC           COM               74733T105     331       15,000 SH        SHARED      3            15,000
REX ENERGY CORPORATION          COM               761565100   7,560      590,623 SH        SHARED      2,3         590,623
SEMPRA ENERGY                   COM               816851109  30,747      571,500 SH        SHARED      1,2         571,500
SM ENERGY CO                    COM               78454L100  32,178      859,000 SH        SHARED      2,3         859,000
SOUTHERN CO                     COM               842587107  26,068      700,000 SH        SHARED      1,2         700,000
SOUTHERN UN CO NEW              COM               844030106  29,563    1,228,739 SH        SHARED      1,2,3     1,228,739
SPDR GOLD TRUST                 GOLD SHS          78463V107  11,614       90,800 SH        SOLE                     90,800
SPECTRA ENERGY CORP             COM               847560109   7,329      325,000 SH        SHARED      2,3         325,000
SUNOCO LOGISTICS PRTNRS L P     COM UNITS         86764L108  14,605      185,700 SH        SHARED      3           185,700
UIL HLDG CORP                   COM               902748102   2,043       72,550 SH        SHARED      1            72,550
UNISOURCE ENERGY CORP           COM               909205106   2,006       60,000 SH        SHARED      1,2          60,000
WILLIAMS PARTNERS L P           COM UNIT L P      96950F104   3,201       75,492 SH        SHARED      3            75,492
WISCONSIN ENERGY CORP           COM               976657106  41,905      725,000 SH        SHARED      1,2         725,000





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